Distribution of the Bank's profit, etc. - EPS Basic (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 7,810	€ 6,619	€ 6,204
Remuneration of contingently convertible preference shares (CCP) (millions of euros)	(560)	(395)	(334)
Net profit for the year	7,250	6,224	5,870
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (millions of euros)	€ 7,250	€ 6,224	€ 5,870
Weighted average number of shares outstanding	16,150,090,739	15,394,458,789	14,656,359,963
Total basic earnings (loss) per share	€ 0.449	€ 0.404	€ 0.401
Basic earnings per share from discontinued operations (euros)	0.000	0.000	0.000
Basic earnings per share from continuing operations (euros)	€ 0.449	€ 0.404	€ 0.401